Income Tax and Social Contribution - Summary of Changes in Deferred Tax (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Beginning balance	R$ (7,004,646)	R$ (5,831,602)
(Charged) / credited to the profit for the year	450	(1,172,964)
Other comprehensive income (loss)	(18,300)	450
Recognized in equity	10,213
Business combination	(163,284)	(530)
Ending balance	(5,674,656)	(7,004,646)
Total deferred taxes recorded, net	766,428	1,790,891
Tax loss and negative basis
Deferred tax assets and liabilities [abstract]
Beginning balance	3,503,692	2,915,329
(Charged) / credited to the profit for the year	565,197	587,315
Other comprehensive income (loss)		1,048
Recognized in equity	5,878
Business combination	44
Exchange differences
Ending balance	4,074,811	3,503,692
Employee benefits
Deferred tax assets and liabilities [abstract]
Beginning balance	60,209	73,866
(Charged) / credited to the profit for the year	101,836	(13,657)
Other comprehensive income (loss)
Recognized in equity
Business combination
Exchange differences
Ending balance	162,045	60,209
Provisions
Deferred tax assets and liabilities [abstract]
Beginning balance	996,530	963,637
(Charged) / credited to the profit for the year	93,396	(1,612)
Other comprehensive income (loss)		34,505
Recognized in equity	68
Business combination	(10,129)
Exchange differences
Ending balance	1,079,865	996,530
Post- employment obligations
Deferred tax assets and liabilities [abstract]
Beginning balance	200,461	214,496
(Charged) / credited to the profit for the year	(12,737)	14,958
Other comprehensive income (loss)	(27,642)	(28,993)
Recognized in equity
Business combination
Exchange differences
Ending balance	160,082	200,461
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Beginning balance	399,537	408,581
(Charged) / credited to the profit for the year	(433,371)	(9,044)
Other comprehensive income (loss)
Recognized in equity
Business combination	(19,513)
Exchange differences
Ending balance	53,347	399,537
Unregistered credits
Deferred tax assets and liabilities [abstract]
Beginning balance	(2,318,998)	(2,198,164)
(Charged) / credited to the profit for the year	(163,890)	(120,834)
Other comprehensive income (loss)	(147)
Recognized in equity
Business combination
Exchange differences
Ending balance	(2,483,035)	(2,318,998)
Other
Deferred tax assets and liabilities [abstract]
Beginning balance	2,372,324	1,177,857
(Charged) / credited to the profit for the year	(1,642,143)	113,454
Other comprehensive income (loss)	20,035	39,930
Recognized in equity	4,267
Business combination
Exchange differences	1,213,324	1,041,083
Ending balance	1,967,807	2,372,324
Deferred Tax Assets
Deferred tax assets and liabilities [abstract]
Beginning balance	5,213,755	3,555,602
(Charged) / credited to the profit for the year	(1,491,712)	570,580
Other comprehensive income (loss)	(7,754)	46,490
Business combination	(29,598)
Exchange differences	1,213,324	1,041,083
Ending balance	4,908,228	5,213,755
Effects on the formation of joint ventures
Deferred tax assets and liabilities [abstract]
Beginning balance	(1,135,036)	(1,135,036)
(Charged) / credited to the profit for the year	466,528
Other comprehensive income (loss)
Business combination
Ending balance	(668,508)	(1,135,036)
Intangible assets
Deferred tax assets and liabilities [abstract]
Beginning balance	(3,603,568)	(3,663,085)
(Charged) / credited to the profit for the year	51,732	59,517
Other comprehensive income (loss)
Business combination
Ending balance	(3,551,836)	(3,603,568)
Unrealized gains on derivatives
Deferred tax assets and liabilities [abstract]
Beginning balance	(2,206,216)	(923,672)
(Charged) / credited to the profit for the year	1,063,297	(1,282,808)
Other comprehensive income (loss)	108,546	264
Business combination
Ending balance	(1,034,373)	(2,206,216)
Leases
Deferred tax assets and liabilities [abstract]
Beginning balance	(25,459)	(36,346)
(Charged) / credited to the profit for the year	456,858	10,667
Other comprehensive income (loss)	230	220
Business combination
Ending balance	(431,629)	(25,459)
Fair value adjustment
Deferred tax assets and liabilities [abstract]
Beginning balance	526,002	174,597
(Charged) / credited to the profit for the year	(653,320)	351,405
Other comprehensive income (loss)
Business combination
Ending balance	127,318	526,002
Other
Deferred tax assets and liabilities [abstract]
Beginning balance	(560,369)	(248,060)
(Charged) / credited to the profit for the year	126,479	(311,745)
Other comprehensive income (loss)	(127,076)	(34)
Business combination	(163,284)	(530)
Ending balance	R$ (724,250)	R$ (560,369)